DISPOSAL OF ASSETS	6 Months Ended
Jun. 30, 2023
Disclosure Of Disposal Of Assets [Abstract]
DISPOSAL OF ASSETS	DISPOSAL OF ASSETSOn March 17, 2023, Brookfield Renewable’s institutional partners completed the sale of a 78% interest in a 378 MW operating hydroelectric portfolio in the U.S., of which 28% was sold to affiliates of Brookfield Corporation. Brookfield Renewable retained its 22% interest in the investment and accordingly, did not receive any proceeds from the sale. Subsequent to the completion of the sale, Brookfield Renewable no longer consolidates this investment and recognized its interest as an equity-accounted investment. As a result of the disposition, Brookfield Renewable derecognized $667 million of total assets and $191 million of total liabilities from the consolidated statements of financial positions. Brookfield Renewable’s post-tax portion of the accumulated revaluation surplus of $34 million was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposals item in the consolidated statements of changes in equity. On May 17, 2023, Brookfield Renewable, together with its institutional partners, completed the sale of wind assets in the U.S that were acquired in 2022. There was no gain or loss on disposition recognized in the consolidated statements of income (loss) as a result of the disposition. Brookfield Renewable derecognized $254 million of total assets, $164 million of total liabilities, and non-controlling interest of $26 million from the consolidated statements of financial position.